Note 3 - Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 1999 acre
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Depreciation	$ 1,164,366	$ 317,570	$ 280,991
Park Copper Mining Company [Member]
Note 3 - Summary of Significant Accounting Policies (Details) [Line Items]
Volume of Timber and Mineral Property Held (in Acres)				100